SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Deferred Financing Costs (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 10, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Deferred financing costs			$ 376,900	$ 622,256
Amortization expense of deferred financing costs		$ 34,569	176,528	69,139
Loan and security agreement
Debt Instrument [Line Items]
Increase in borrowings	$ 8,500,000
Deferred financing costs	$ 382,000
Amortization expense of deferred financing costs			$ 245,356	$ 69,140